Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-Cancellable Operating Leases	Future minimum payments under non-cancellable operating leases as of December 31, 2017 were as follows:

2018	$7,671
2019	4,230
2020	2,990
2021	2,262

Total	$17,153